SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
The Company has evaluated subsequent events through November 13, 2018, which is the date the condensed consolidated financial statements were authorized for issuance. No significant events have occurred.